Financial income and expense (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of financial income
Financial income

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Interest income
Financial assets measured at AC	37,580	50,925	62,872
Dividends
Financial assets measured at FVOCI	1,138	1,390	2,995
Gain on revaluation of equity instruments
Financial assets measured at FVPL *2	71,385	77,755	2,636
Other	15,494	8,954	7,538

Total	125,597	139,024	76,041

Summary of financial expenses
Financial expenses

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Interest expenses
Financial liabilities measured at AC	28,163	25,476	18,249
Other	12,833	15,400	17,326
Foreign exchange loss, net *1	6,989	1,902	30,181
Other	17,781	29,683	35,418

Total	65,766	72,461	101,174

*1	Foreign exchange loss, net includes gains or losses from foreign exchange contracts.
*2
Shares of Spotify Technology S.A. (“Spotify”) held by Sony are classified as equity securities required to be measured at fair value through profit or loss. The revaluation of the Spotify shares, which reflects costs to be paid to Sony’s artists and distributed labels as well as the changes in the fair value of derivatives utilized to hedge exposure to market fluctuation risk, owned as of March 31, 2024, 2025 and 2026 resulted in an unrealized gain
of 64,764 million yen (440 million U.S. dollars), 69,019 million yen (443 million U.S. dollars) and 9,919 million yen (74 million U.S. dollars), respectively.